Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	(4.30%)	24.29%	(4.70%)	25.71%	14.98%	28.94%	(19.82%)	1.78%	(2.55%)	1.57%
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	2.63%	4.04%	6.06%	8.04%	3.49%	(5.10%)	(2.12%)	(22.74%)	5.81%	7.81%
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	13.58%	14.02%	(18.14%)	14.28%	7.17%	20.23%	(5.46%)	14.09%	6.07%
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	13.51%	(0.67%)	7.72%	16.89%	(0.49%)	13.84%	(2.16%)	13.97%	17.99%	1.76%
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	11.42%	35.92%	(30.54%)	13.12%	5.25%	19.40%	(3.65%)	8.20%	1.33%	(9.39%)
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	11.83%
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	21.06%	(6.51%)	8.65%	32.50%